Annual Operating Expenses {- Fidelity Disruptive Communications Fund} - 05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-03 - Fidelity Disruptive Communications Fund
	Sep. 28, 2020
Fidelity Disruptive Communications Fund
Operating Expenses:
Management fee	1.00%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	1.00%
Loyalty Class 1
Operating Expenses:
Management fee	0.75%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.75%
Loyalty Class 2
Operating Expenses:
Management fee	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.50%
Class F
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none

[1]	(a) Based on estimated amounts for the current fiscal year.